Consolidated Condensed Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 36,781	$ 24,979
Trade accounts receivable	46	384
Prepayments and other assets	5,766	949
Inventories	838	808
Total current assets	43,431	27,120
FIXED ASSETS, NET:
Vessels, net	869,175	884,900
Total fixed assets, net	869,175	884,900
OTHER NON-CURRENT ASSETS:
Restricted cash	50,000	50,000
Due from related party	1,350	1,350
Accrued charter revenue	54	371
Deferred charges	1,614	2,096
Derivative financial instrument, non-current portion	4,008	0
Total assets	969,632	965,837
CURRENT LIABILITIES:
Current portion of long-term debt, net of unamortized deferred financing fees of $2,170 and $2,285, respectively	45,830	45,715
Trade payables	5,087	4,373
Due to related party	618	1,706
Accrued liabilities	6,194	1,655
Derivative financial instrument, current portion	1,332	1,332
Unearned revenue	9,360	8,064
Total current liabilities	68,421	62,845
NON-CURRENT LIABILITIES:
Deferred revenue	3,212	3,199
Long-term debt, net of current portion and unamortized deferred financing fees of $3,987 and $5,034, respectively	539,013	561,966
Derivative financial instrument, non- current portion	0	1,334
Total non-current liabilities	542,225	566,499
Commitments and contingencies	0	0
PARTNERS’ EQUITY:
Common unitholders (unlimited authorized; 36,802,247 units and 35,612,580 units issued and outstanding as at June 30, 2021 and December 31, 2020)	232,258	209,784
General Partner (35,526 units issued and outstanding as at June 30, 2021 and December 31, 2020)	14	(5)
Total partners’ equity	358,986	336,493
Total liabilities and partners’ equity	969,632	965,837
Series A Preferred Stock [Member]
PARTNERS’ EQUITY:
Preferred unitholders	73,216	73,216
Total partners’ equity	73,216	73,216
Series B Preferred Stock [Member]
PARTNERS’ EQUITY:
Preferred unitholders	53,498	53,498
Total partners’ equity	$ 53,498	$ 53,498